Long-term Debt (Tables)	9 Months Ended
Sep. 30, 2020
EOS ENERGY STORAGE, LLC [Member]
Schedule of company’s long-term indebtedness
	September 30, 2020	December 31, 2019
Paycheck Protection Program loan payable	$1,257	$—
Other	146	—
Total	1,403	—
Less: long-term debt, current portion	(912)	—
Long-term debt	$491	$—